OPERATING INCOME - Revenue from contracts with customers (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Minimum
OPERATING INCOME
Intermediation margin	5.00%
Maximum
OPERATING INCOME
Intermediation margin	10.00%
Operating Segments
Revenue from contracts with customers
Revenue from contracts with customers	$ 7,688,838	$ 7,080,878	$ 6,370,526
Operating Segments | Credit and debit card fees and commercial establishments
Revenue from contracts with customers
Revenue from contracts with customers	3,285,773	3,070,428	2,779,760
Operating Segments | Banking services
Revenue from contracts with customers
Revenue from contracts with customers	1,136,777	991,563	837,361
Operating Segments | Payment and collections
Revenue from contracts with customers
Revenue from contracts with customers	1,039,788	965,403	865,958
Operating Segments | Bancassurance
Revenue from contracts with customers
Revenue from contracts with customers	1,025,564	997,321	872,677
Operating Segments | Fiduciary Activities and Securities
Revenue from contracts with customers
Revenue from contracts with customers	571,251	463,546	423,702
Operating Segments | Acceptances, Guarantees and Standby Letters of Credit
Revenue from contracts with customers
Revenue from contracts with customers	109,015	107,681	91,358
Operating Segments | Investment Banking
Revenue from contracts with customers
Revenue from contracts with customers	81,887	68,821	103,923
Operating Segments | Brokerage
Revenue from contracts with customers
Revenue from contracts with customers	37,121	26,708	27,848
Operating Segments | Others
Revenue from contracts with customers
Revenue from contracts with customers	401,662	389,407	367,939
Operating Segments | Banking Colombia
Revenue from contracts with customers
Revenue from contracts with customers	5,660,355	5,252,099	4,684,563
Operating Segments | Banking Colombia | Credit and debit card fees and commercial establishments
Revenue from contracts with customers
Revenue from contracts with customers	2,657,690	2,467,174	2,248,727
Operating Segments | Banking Colombia | Banking services
Revenue from contracts with customers
Revenue from contracts with customers	694,554	593,729	481,103
Operating Segments | Banking Colombia | Payment and collections
Revenue from contracts with customers
Revenue from contracts with customers	1,024,053	950,167	851,983
Operating Segments | Banking Colombia | Bancassurance
Revenue from contracts with customers
Revenue from contracts with customers	958,311	924,280	814,653
Operating Segments | Banking Colombia | Acceptances, Guarantees and Standby Letters of Credit
Revenue from contracts with customers
Revenue from contracts with customers	73,302	72,335	58,293
Operating Segments | Banking Colombia | Others
Revenue from contracts with customers
Revenue from contracts with customers	252,445	244,414	229,804
Operating Segments | Banking Panama
Revenue from contracts with customers
Revenue from contracts with customers	562,330	532,930	446,583
Operating Segments | Banking Panama | Credit and debit card fees and commercial establishments
Revenue from contracts with customers
Revenue from contracts with customers	282,611	272,380	232,637
Operating Segments | Banking Panama | Banking services
Revenue from contracts with customers
Revenue from contracts with customers	131,958	110,271	91,938
Operating Segments | Banking Panama | Payment and collections
Revenue from contracts with customers
Revenue from contracts with customers	15,735	15,236	13,975
Operating Segments | Banking Panama | Bancassurance
Revenue from contracts with customers
Revenue from contracts with customers	67,197	72,705	57,858
Operating Segments | Banking Panama | Fiduciary Activities and Securities
Revenue from contracts with customers
Revenue from contracts with customers	18,962	20,233	18,975
Operating Segments | Banking Panama | Acceptances, Guarantees and Standby Letters of Credit
Revenue from contracts with customers
Revenue from contracts with customers	27,365	25,159	18,382
Operating Segments | Banking Panama | Investment Banking
Revenue from contracts with customers
Revenue from contracts with customers	1,670	980	550
Operating Segments | Banking Panama | Brokerage
Revenue from contracts with customers
Revenue from contracts with customers	16,473	15,568	11,888
Operating Segments | Banking Panama | Others
Revenue from contracts with customers
Revenue from contracts with customers	359	398	380
Operating Segments | Banking El Salvador
Revenue from contracts with customers
Revenue from contracts with customers	515,734	479,568	444,177
Operating Segments | Banking El Salvador | Credit and debit card fees and commercial establishments
Revenue from contracts with customers
Revenue from contracts with customers	257,697	233,049	216,977
Operating Segments | Banking El Salvador | Banking services
Revenue from contracts with customers
Revenue from contracts with customers	166,713	157,386	142,047
Operating Segments | Banking El Salvador | Bancassurance
Revenue from contracts with customers
Revenue from contracts with customers	47	77	97
Operating Segments | Banking El Salvador | Fiduciary Activities and Securities
Revenue from contracts with customers
Revenue from contracts with customers	6,515	6,399	6,522
Operating Segments | Banking El Salvador | Acceptances, Guarantees and Standby Letters of Credit
Revenue from contracts with customers
Revenue from contracts with customers	5,789	5,211	10,081
Operating Segments | Banking El Salvador | Investment Banking
Revenue from contracts with customers
Revenue from contracts with customers	2,097	1,225	1,482
Operating Segments | Banking El Salvador | Others
Revenue from contracts with customers
Revenue from contracts with customers	76,876	76,221	66,971
Operating Segments | Banking Guatemala
Revenue from contracts with customers
Revenue from contracts with customers	211,778	223,200	218,554
Operating Segments | Banking Guatemala | Credit and debit card fees and commercial establishments
Revenue from contracts with customers
Revenue from contracts with customers	85,841	95,833	79,551
Operating Segments | Banking Guatemala | Banking services
Revenue from contracts with customers
Revenue from contracts with customers	65,432	68,857	78,264
Operating Segments | Banking Guatemala | Fiduciary Activities and Securities
Revenue from contracts with customers
Revenue from contracts with customers	904	851	803
Operating Segments | Banking Guatemala | Acceptances, Guarantees and Standby Letters of Credit
Revenue from contracts with customers
Revenue from contracts with customers	1,880	3,173	3,774
Operating Segments | Banking Guatemala | Others
Revenue from contracts with customers
Revenue from contracts with customers	57,721	54,486	56,162
Operating Segments | Trust
Revenue from contracts with customers
Revenue from contracts with customers	448,854	361,965	318,869
Operating Segments | Trust | Bancassurance
Revenue from contracts with customers
Revenue from contracts with customers	6	104	29
Operating Segments | Trust | Fiduciary Activities and Securities
Revenue from contracts with customers
Revenue from contracts with customers	448,848	361,632	318,840
Operating Segments | Trust | Others
Revenue from contracts with customers
Revenue from contracts with customers	0	229
Operating Segments | Investment Banking
Revenue from contracts with customers
Revenue from contracts with customers	69,266	55,917	86,232
Operating Segments | Investment Banking | Bancassurance
Revenue from contracts with customers
Revenue from contracts with customers		29	8
Operating Segments | Investment Banking | Investment Banking
Revenue from contracts with customers
Revenue from contracts with customers	69,266	55,888	86,224
Operating Segments | Brokerage
Revenue from contracts with customers
Revenue from contracts with customers	132,192	103,985	111,366
Operating Segments | Brokerage | Bancassurance
Revenue from contracts with customers
Revenue from contracts with customers	3	126	32
Operating Segments | Brokerage | Fiduciary Activities and Securities
Revenue from contracts with customers
Revenue from contracts with customers	95,972	74,377	78,509
Operating Segments | Brokerage | Investment Banking
Revenue from contracts with customers
Revenue from contracts with customers	8,854	10,728	15,667
Operating Segments | Brokerage | Brokerage
Revenue from contracts with customers
Revenue from contracts with customers	20,648	11,140	15,960
Operating Segments | Brokerage | Others
Revenue from contracts with customers
Revenue from contracts with customers	6,715	7,614	1,198
Operating Segments | International Banking
Revenue from contracts with customers
Revenue from contracts with customers	51,901	47,228	42,021
Operating Segments | International Banking | Credit and debit card fees and commercial establishments
Revenue from contracts with customers
Revenue from contracts with customers	1,934	1,992	1,868
Operating Segments | International Banking | Banking services
Revenue from contracts with customers
Revenue from contracts with customers	43,540	37,746	31,277
Operating Segments | International Banking | Fiduciary Activities and Securities
Revenue from contracts with customers
Revenue from contracts with customers	50	54	53
Operating Segments | International Banking | Acceptances, Guarantees and Standby Letters of Credit
Revenue from contracts with customers
Revenue from contracts with customers	679	1,803	828
Operating Segments | International Banking | Others
Revenue from contracts with customers
Revenue from contracts with customers	5,698	5,633	7,995
Operating Segments | All other segments
Revenue from contracts with customers
Revenue from contracts with customers	36,428	23,986	18,161
Operating Segments | All other segments | Banking services
Revenue from contracts with customers
Revenue from contracts with customers	34,580	23,574	12,732
Operating Segments | All other segments | Others
Revenue from contracts with customers
Revenue from contracts with customers	$ 1,848	$ 412	$ 5,429